Long-Term Debt - Schedule of Long-Term Debt (Details) - Successor [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Less: Unamortized deferred financing costs	$ (17,934)	$ (18,265)
Total	751,263	754,798
Less: Current portion	(7,731)	(7,750)
Long-term debt, net of current portion	743,532	747,048
Term Loan
Debt Instrument [Line Items]
Term loan	769,197	773,063
Revolving credit facility
Debt Instrument [Line Items]
Term loan